NeoForce Group, Inc. Acquisition - Schedule of Aggregate Purchase Price Consideration (Detail) - NeoForce Group, Inc. [Member] - NeoForce, Inc [Member]	Sep. 08, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 1,000,000
Fair value of contingent consideration	153,000
Total purchase price consideration	$ 1,153,000